Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant stock options and stock appreciation rights to our employees, including the named executive officers, and to our non-employee directors from time to time. We do not maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of any stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI to benefit the recipients of such awards. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Method	We do not maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of any stock option grants and does not seek to time the award of stock options in relation to our public disclosure of MNPI to benefit the recipients of such awards.
MNPI Disclosure Timed for Compensation Value	false